PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.8%
Municipal Bonds 94.9%
Alabama 2.1%
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	3,000	$3,015,024
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,186,219
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	4,000	4,171,658
Series B (Mandatory put date 09/01/32)	5.000(cc)	10/01/55	2,800	2,998,835
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,011,182

Mobile Cnty. Indl. Dev. Auth. Rev., AM/NS Calvert LLC Proj., Series A, AMT	5.000	06/01/54	2,000	2,050,187
Southeast Alabama Gas Sply. Dist. Rev., Proj. No. 2, Series B, Rfdg. (Mandatory put date 05/01/32)	5.000(cc)	06/01/49	1,250	1,337,277
				17,770,382
Alaska 0.9%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	4,153,957
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/41	2,000	1,998,070
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,883,980
Sr. Series B-2, Class 2, Rfdg., CABS	4.918(t)	06/01/66	1,000	133,118
				8,169,125
Arizona 2.1%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	1,003,911
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,850	1,566,861
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,941,079
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,516,269

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,000	983,577
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,016,140
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,006,247
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	995,436
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	993,692

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Phoenix City Indl. Dev. Auth. Rev., (cont’d.)
Grt. Hearts Academies Proj.	5.000%	07/01/44	2,250	$2,250,613

Salt Verde Finl. Corp. Rev., Sr. Gas Rev., Sr. Bond	5.000	12/01/37	2,000	2,212,736
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	1,048,988
Friendship Vlg., Series B	4.000	12/01/56	1,000	840,059
				18,375,608
California 3.7%
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	950,883
Sub. Series B-2, Rfdg., CABS	5.242(t)	06/01/55	3,000	602,784
California Muni. Fin. Auth. Rev.,
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	3,000	3,194,216
Humangood California Oblig. Grp.	4.000	10/01/46	2,000	1,909,512

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A^	8.000	07/01/39(d)	2,750	440,000
California Sch. Fin. Auth. Rev., Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	753,577
California Statewide Cmntys. Dev. Auth. Rev., CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,044,101
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.506(cc)	09/25/37	19,613	2,037,459
FRETE 2024, ML23, SPC, Sustainable Bonds, 144A	4.700(cc)	04/25/42	2,199	2,315,287

Freddie Mac Multifamily Variable Rate Cert. Rev., Sustainability Bond, Series 2022 ML-13, Class X-CA	0.963(cc)	07/25/36	32,667	1,737,753
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Sub. Series B-2, Rfdg., CABS	5.277(t)	06/01/66	22,000	2,532,798
Irvine Unified Sch. Dist., Spl. Tax, Series A	4.000	09/01/44	995	1,014,908
Lincoln Pub. Fing. Auth., Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	320	320,645
Los Angeles Dept. Arpts. Rev., Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	1,585	1,680,796
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,669,421
Series A	7.000	11/01/34	1,650	2,068,197

North. California Tob. Secur. Auth. Rev., Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	5.149(t)	06/01/60	3,500	575,645

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

River Islands Pub. Fing. Auth., Spl. Tax, Impt. Area No.2	4.500%	09/01/44	1,650	$1,662,135
Sacramento,
Spl. Tax	4.000	09/01/46	750	739,853
Spl. Tax	4.000	09/01/50	1,000	969,855

San Francisco City & Cnty. Arpt. Commn. Rev., San Francisco Int. Aprt., 2nd Series A, Rfdg., AMT	5.250	05/01/41	1,500	1,671,694
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	4.344(t)	06/01/54	3,000	621,506
				31,513,025
Colorado 3.8%
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	1,001,070
Rfdg.	5.000	11/01/44	885	885,272
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	3,100	2,828,831
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,255,664
Impt. Bond, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	928,604
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,111,578
Series A, Rfdg., AMT	5.500	11/15/40	1,270	1,429,194
Series A, Rfdg., AMT	5.500	11/15/42	2,105	2,359,983
Series D, Rfdg., AMT	5.750	11/15/35	2,000	2,273,780
Sub. Series B, Rfdg., AMT	5.500	11/15/43	1,000	1,120,648
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/42	350	353,031
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	833,207

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Ltd. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,512,865
Plaza Co. Met. Dist. No. 1, Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,000,157
Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500	11/15/38	6,050	7,362,300
Rampart Range Met. Dist. No. 5 Rev., Spl. Assmt.	4.000	12/01/51	500	442,760
Southeast Colorado Hosp. Dist. Rev., BANS	5.000	02/01/25	2,000	2,001,209

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Series A, Rfdg.	4.250%	12/01/50	1,000	$951,858
Spl. Assmt., Improvement Dist. No. 1	5.625	12/01/43	2,000	2,062,547
				32,714,558
Connecticut 0.5%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Sustainability Bond, Goodwin Univ. Obliq. Grp., Series A-1	5.375	07/01/54	2,005	2,097,674
Harbor Point Infrast. Impt. Dist., Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,020,225
				4,117,899
Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	727,333
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	1,062,393
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	503,433
				2,293,159
District of Columbia 1.3%
Dist. of Columbia Rev.,
Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,196,975
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,283,236
KIPP DC Proj.	4.000	07/01/49	4,610	4,326,718
Rfdg.	5.000	06/01/40	1,500	1,549,920
Rfdg.	5.000	06/01/55	1,500	1,521,297
				10,878,146
Florida 9.6%
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,015	1,016,335
Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	6.961(t)	07/01/61	35,000	2,861,826
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	1,006,009
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	3,014,008
Capital Tr. Auth. Edl. Facs. Auth. Rev.,
KIPP Miami Campus Proj. Series A, 144A	6.000	06/15/54	425	449,340

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Capital Tr. Auth. Edl. Facs. Auth. Rev., (cont’d.)
Mason Classical Academy Proj., Series A, 144A	5.000%	06/01/64	3,000	$3,037,105
MVM Landfill LLC Proj., Series A, AMT, 144A(hh)	6.875	12/01/44	2,500	2,591,735

City of Venice Rev., Vlg. on the Isle Proj., Temps-50, Series B-3, 144A(hh)	4.250	01/01/30	900	898,520
Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	525	532,979
Cnty. of Miami-Dade FL Avtn. Rev., Series A, AMT, Rfdg.	5.000	10/01/49	1,000	1,025,547
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,970,785
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	1,500	1,519,669
Mater Academy Proj., Series A	5.000	06/15/55	1,000	1,008,274
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,931,776
River City Science Academy Proj., Series A	4.000	07/01/45	565	525,188
River City Science Academy Proj., Series A	4.000	07/01/55	2,665	2,326,193

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,795	4,823,956
Grtr. Orlando Avtn. Auth. Rev., Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,703,358
Hillsborough Cnty. Avtn. Auth. Rev., Tampa Int’l. Arpt., Series B, AMT	5.500	10/01/49	2,000	2,216,299
Hillsborough Cnty. Indl. Dev. Auth. Rev., Baycare Hlth. Sys., Series C, Rfdg.	5.500	11/15/54	2,000	2,274,194
Indigo CDD, Spl. Assmt.^	5.750	05/01/36(d)	477	436,640
Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	956,163
Julington Creek Plantation CDD, Spl. Assmt., AGM	4.625	05/01/54	1,550	1,583,197
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	992,564
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	300	301,286
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,008,492
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,016,812
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	654,395
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	857,054
Spl. Assmt., Taylor Ranch Proj.	6.300	05/01/54	1,000	1,078,181
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	100	99,817
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,102,984

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Lee Arpt. Cnty. Rev., AMT	5.250%	10/01/54	750	$804,516
Lee Cnty. Hsg. Fin. Auth. Rev., Aria Landings, Series A (Mandatory put date 07/01/26), 144A	5.500(cc)	07/01/28	3,500	3,529,466
Lee County Indl. Dev. Auth. Rev., Shell Point 2024B-1 (Temps -85)	4.750	11/15/29	1,000	1,006,433
Miami Dade Cnty. Edu. Facs. Auth. Rev., Univ. of Miami, Series B, Rfdg.(hh)	5.250	04/01/41	3,000	3,430,673
Midtown Miami CDD, Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,980,294
Orange Cnty. Hlth. Facs. Auth. Rev., Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	3,000	2,771,696
Osceola Cnty. Trans. Rev., Series A-2, Rfdg., CABS	5.018(t)	10/01/54	1,000	227,887
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	500,000
Pasco Cnty. Rev., H. Lee Moffitt Cancer Ctr. Proj., AGM	5.750	09/01/54	1,000	1,124,943
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,157,394
St. Johns Cnty. Indl. Dev. Auth. Rev., Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,235,847
Vlg. CDD No. 07, Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,630	1,630,030
Vlg. CDD No. 11, Spl. Assmt., Fla.	4.500	05/01/45	1,230	1,230,529
Vlg. CDD No. 12, Spl. Assmt., Fla.	4.250	05/01/43	2,595	2,589,869
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	480	450,511
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,235	1,106,642
Spl. Assmt., Fla.	3.700	05/01/50	950	826,936
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,170	971,684

Vlg. CDD No. 14, Spl. Assmt.	5.500	05/01/53	1,595	1,663,255
Vlg. CDD No. 15,
Spl. Assmt., 144A	4.800	05/01/55	2,000	2,028,392
Spl. Assmt., 144A	5.250	05/01/54	1,195	1,255,010
				82,342,688

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia 3.2%
Atlanta Dept. Avtn. Rev., Series B, Rfdg., AMT	5.250%	07/01/49	1,750	$1,902,702
Atlanta Urban Residential Fin. Auth. Rev., GE Tower Apts., Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,755,822
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,943,825
Cobb Cnty. Kennestone Hosp. Auth. Rev., Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,000	3,925,695
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj. Series A	4.000	12/01/33	3,000	3,001,810
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	1,000	1,000,170

Fulton Cnty. Dev. Auth. Rev., Piedmont Healthcare Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	3,000	2,924,524
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/30)	5.000(cc)	06/01/53	4,000	4,243,252
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	2,033,909
Series C (Mandatory put date 12/01/31)	5.000(cc)	12/01/54	1,250	1,335,838

Muni. Elec. Auth. of Georgia Rev., Plant Vogtle Units 3 & 4 Proj. J Bond, Series A, AGM	5.000	07/01/48	2,000	2,130,621
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	1,009,233
				27,207,401
Guam 0.3%
Guam Govt. Wtrwks. Auth. Rev.,
Series A, GO, Rfdg.	5.000	07/01/44	1,770	1,913,230
Series A, GO, Rfdg.	5.000	07/01/45	1,000	1,077,368
				2,990,598
Illinois 10.1%
Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	1,020,470
Series A, GO, 144A	7.000	12/01/46	1,500	1,602,146
Series A, GO, Rfdg.	4.000	12/01/27	500	501,874
Series A, GO, Rfdg.	5.000	12/01/35	500	512,203
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,463,285
Series C, GO	5.250	12/01/35	1,015	1,015,656
Series D, GO	5.000	12/01/46	2,470	2,483,810
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,189,471

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago Brd. of Ed., (cont’d.)
Series H, GO	5.000%	12/01/46	2,390	$2,398,739

Chicago Brd. of Ed. Rev., Spl. Tax	6.000	04/01/46	1,500	1,563,776
Chicago Midway Int’l. Arpt. Rev., Series C, Rfdg., AMT	5.000	01/01/40	1,500	1,598,381
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	2,936,953
Series C, Rfdg., AMT	4.375	01/01/40	2,000	2,001,020
Series C, Rfdg., AMT	5.250	01/01/42	1,000	1,100,887
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/42	1,000	1,106,509
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/43	1,000	1,103,252
Sr. Lien, Series A, AGM, AMT	5.500	01/01/53	2,000	2,139,835
Sr. Lien, Series A, Rfdg., AMT	5.500	01/01/59	3,000	3,284,366
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,009,135

Chicago Trans. Auth. Rev., Series A, Rfdg.	4.000	12/01/50	1,000	953,810
Chicago Wstewtr. Transmn. Rev., 2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,359,599
Chicago Wtrwks. Rev., Series A, AGM	5.250	11/01/53	750	821,491
Chicago, IL,
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,100,420
Series A, GO, Rfdg.	6.000	01/01/38	2,500	2,592,751
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,015,651
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,523,490

Cook Cnty. Cmntys. Clg. Dist., Clgs of Chicago, GO, Rfdg., BAM	5.000	12/01/42	2,315	2,490,504
Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,097,488
Illinois Fin. Auth. Rev.,
Green Bond, LRS Holdings LLC Proj., Series A, AMT (Mandatory put date 09/03/30), 144A	7.250(cc)	09/01/52	1,500	1,671,863
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,835	3,553,930
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,288
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	272,632
Illinois St.,
GO	4.000	06/01/36	3,000	3,000,757
GO	5.000	04/01/31	2,000	2,002,971
GO	5.000	01/01/32	1,385	1,405,395

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
GO	5.000%	05/01/33	950	$951,411
GO	5.000	05/01/36	2,000	2,002,971
GO	5.000	02/01/39	2,215	2,218,313
GO	5.000	05/01/39	2,000	2,002,983
GO, Rfdg.	5.000	02/01/38	2,500	2,788,116
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	2,023,416
Series A, GO	5.000	12/01/39	2,500	2,584,266
Series B, GO	5.250	05/01/43	1,000	1,111,263
Series B, GO	5.500	05/01/47	2,300	2,524,895

Regl. Trans. Auth. Rev., Series A	4.000	06/01/38	4,015	4,027,643
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,499,893
				86,639,978
Indiana 0.7%
Indiana Fin. Auth. Rev., First Lien CWA Auth. Proj., Series 2024-A, Rfdg.	5.000	10/01/44	1,600	1,782,778
Indianapolis Loc. Pub. Impvt. Bank Rev., Sr. Convention Cntr. Hotel, Series E	6.125	03/01/57	2,000	2,183,860
Valparaiso Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.500	01/01/34	1,250	1,294,361
Pratt Paper LLC Proj., Rfdg., AMT, 144A	5.000	01/01/54	1,000	1,036,527
				6,297,526
Iowa 0.0%
Iowa Tob. Settlement Auth. Rev., Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	110	109,480
Kansas 0.5%
City of Colby KS Hosp. Loan Anticipation Rev., Citizens Med. Ctr. Proj.	5.500	07/01/26	3,500	3,587,391
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	670	672,251
				4,259,642

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky 0.5%
Henderson Rev.,
Green Bond, Pratt Paper LLC Proj., Series A, AMT, 144A	4.700%	01/01/52	500	$500,285
Sustainability Bond, Pratt Paper LLC Proj., Series B, AMT, 144A	4.450	01/01/42	1,000	1,003,473
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	500,404
Series B, Rfdg. (Mandatory put date 08/01/32)	5.000(cc)	01/01/55	2,000	2,149,871
				4,154,033
Louisiana 1.7%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	2,020,635
Louisiana Pub. Facs. Auth. Rev.,
Calcasieu River Bridge Pub. Pvt. Partnership Proj., I-10, AMT	5.750	09/01/64	4,000	4,434,304
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	1,500	1,512,608
Waste Proj. USA Inc., AMT (Mandatory put date 10/01/28), 144A	6.750(cc)	10/01/53	1,000	1,071,137
Waste Proj. USA Inc., Series R-2, AMT (Mandatory put date 10/01/28), 144A	6.500(cc)	10/01/53	1,000	1,062,956

Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,091,307
Plaquemines Port Harbor & Terminal Dist. Rev., Txbl. Nola Term. LLC Proj., Series B, 144A	12.000	12/01/34	3,800	3,845,565
				15,038,512
Maryland 0.1%
Frederick Cnty., Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	990	921,389
Massachusetts 0.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev., Sustainable Bonds, Sr. Series B	5.250	07/01/54	2,000	2,241,374
Massachusetts Dev. Fin. Agcy. Rev., Merrimack College Student Hsg. Proj., Series A, 144A	5.000	07/01/60	1,000	1,021,169
				3,262,543

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 0.5%
Detroit, Series C, GO	6.000%	05/01/43	1,000	$1,145,208
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,851,533
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	1,380	1,416,773
				4,413,514
Minnesota 0.4%
Hugo Rev., Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,250,010
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	970,434
Wadena Rev., Wadena Cancer Ctr. Proj., Series A	5.000	12/01/45	1,255	1,370,766
				3,591,210
Mississippi 0.5%
Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,346,278
Waste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	3,031,402
				4,377,680
Missouri 1.2%
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,898,395
Lees Summit Indl. Dev. Auth. Rev., Johm Knox Vlg. Proj., Temps. Series B-2, Rfdg.	4.325	08/15/47	1,385	1,388,634
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	2,006,077
Lutheran Sr. Svcs. Proj., Series C, Rfdg.	4.000	02/01/48	3,000	2,825,113
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,085,592

St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,000,808
				10,204,619

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Nebraska 0.2%
Central Plns. Energy. Proj. Rev., Proj. No. 4, Series A, Rfdg., (Mandatory put date 11/01/29)	5.000%(cc)	05/01/54	2,000	$2,117,578
Nevada 0.5%
Nevada St. Dept. of Bus. & Ind. Rev., Brightline W Passenger Rail Proj., Series A, AMT (Mandatory put date 08/15/25)(cc)	8.125	01/01/50	2,900	2,987,372
Sparks Rev., Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	625	618,208
Tahoe-Douglas Visitors Auth. Rev., Hotel Occupancy Tax	5.000	07/01/40	1,000	1,044,011
				4,649,591
New Hampshire 2.6%
National Fin. Auth. Rev., Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	2,200	2,209,655
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	2,000	2,000,532
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	872,062
Silverado Proj., 144A	5.000	12/01/28	1,250	1,252,268
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,105	1,843,874
Sustainable Cert., Series 2024-1, Class X	0.495(cc)	07/01/51	34,749	1,334,331
Sustainable Cert., Series 2024-2, Class X	0.595(cc)	08/20/39	46,369	1,916,495
Tamarron Proj., 144A	5.250	12/01/35	2,500	2,500,764
The Highlands Proj.	5.125	12/15/30	3,180	3,174,415
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,225	1,342,203
Valencia Proj., 144A	5.300	12/01/32	1,245	1,247,470
Wtr. Util. Imps., 144A	5.375	12/15/35	2,500	2,505,144
				22,199,213
New Jersey 2.9%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	4,290	4,292,299
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,283,186
Series SSS, Rfdg.	5.250	06/15/39	675	775,228
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	65,782
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,702,232

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., (cont’d.)
Umm Energy Partners, Series A, AMT	5.000%	06/15/37	1,500	$1,501,036
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,100,747
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,011,861

New Jersey Tpke. Auth. Rev., Series B	5.250	01/01/49	2,250	2,537,776
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.	5.250	06/15/41	1,815	2,078,417
Trans. Prog., Series BB	5.250	06/15/50	5,000	5,525,532

South Jersey Trans. Auth. Rev., Series A, Rfdg.	5.000	11/01/39	750	750,052
				24,624,148
New York 7.6%
Build NYC Resource Corp. Rev.,
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	1,000	1,000,110
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,437,420
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	6.894(t)	06/01/47	5,000	1,087,585
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	8.160(t)	06/01/50	4,000	520,213

New York City Hsg. Dev. Corp. Rev., 8 Spruce Street, Class E, Rfdg.	3.500	02/15/48	2,000	1,999,775
New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	985,894
New York City Muni. Wtr. Fin. Auth. Rev., Sub. Fiscal 2025, Series AA-1	5.250	06/15/53	5,000	5,609,711
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Sub. Series B-1	3.000	11/01/47	3,200	2,632,107
New York City Trans. Fin. Auth. Rev.,
Sub. Fiscal 2025, Series D	5.500	05/01/52	5,000	5,731,485
Sub. Future Tax, Series C-1	5.250	05/01/49	6,000	6,758,526

New York Liberty Dev. Corp. Rev., Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	4,750	4,370,584
New York St. Dorm. Auth. Rev.,
Montefiore Oblig. Grp.	5.500	11/01/47	1,000	1,100,596
White Plains Hosp. Oblig. Grp.	5.250	10/01/49	1,000	1,078,042
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	543,171

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York St. Envir. Facs. Corp. Rev., (cont’d.)
Draw Down Casella Wste. Sys., Inc. Proj., Series R-2, AMT (Mandatory put date 09/03/30), 144A	5.125%(cc)	09/01/50	500	$525,911
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	4.000	01/01/36	3,475	3,435,707
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/26	2,000	2,029,388
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/31	1,000	1,029,979
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	10/01/40	2,500	2,613,791
Green Bond, JFK Arpt. Term. 6 Proj., Rfdg., AMT	5.250	12/31/54	2,500	2,691,827
JFK Arpt. Term. 6 Redev. Proj., Series B, Rfdg., AMT	0.000	12/31/54	5,000	3,432,388
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	700	720,225
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,050,357
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,995,099
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,480,591
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000	04/01/35	3,465	3,896,963
Sustainable Bond, JFK Int’l. Arpt. New Term, AMT	5.500	06/30/54	1,500	1,605,793
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	5.344(t)	06/01/66	1,000	112,048
Tob. Settlement Asset Bkd. Sub. Bond, Series B-1, Rfdg.	4.000	06/01/50	425	422,355
				65,897,641
North Carolina 0.5%
North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	1,000,511
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	2,555	2,618,132
United Methodist Retmnt. Homes, Series B-2	3.750	10/01/28	525	517,715
				4,136,358
Ohio 3.3%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	2,546,098
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	1,000	926,767
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	13,320	12,143,123

Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,036,002

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000%	11/01/45	2,000	$1,963,174
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,489,953

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	982,111
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,003,545
Ohio Tpke. & Infrast. Commn. Rev., Jr. Lien, Series A-2, CABS	3.943(t)	02/15/40	5,135	2,835,135
Warren Cnty. Rev., Otterbein Homes Oblig. Grp., Rfdg.	5.000	07/01/54	1,500	1,564,401
				28,490,309
Oklahoma 1.2%
Oklahoma Cnty. Auth. Rev., Astec Proj., 144A	6.500	06/15/64	2,500	2,638,744
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	254,061
OU Medicine Proj., Series B	5.250	08/15/43	5,960	6,081,196

Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,054,694
				10,028,695
Oregon 0.6%
Astoria Hosp. Facs. Auth. Rev., Columbia Memorial Hosp. Proj.	5.250	08/01/49	1,250	1,347,091
Port of Portland OR Arpt. Rev., Series 24B, AMT	5.000	07/01/47	3,860	3,913,297
				5,260,388
Pennsylvania 2.3%
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,187,340
Uni. Student Hsg. LLC Proj., Series A, Rfdg., BAM	4.000	08/01/48	5,000	4,732,855

Doylestown Hosp. Auth. Rev., Rfdg., 144A	5.375	07/01/39	2,575	2,821,883
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	896,157

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Philadelphia Auth. for Indl. Dev. Rev.,
Energy Supply LLC Proj., Series B, Rfdg. (Mandatory put date 06/01/27)	5.250%(cc)	12/01/38	4,000	$4,070,388
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,802,407
Hsg. Univ. SQ Apts. Proj., Proj. based Section 8, Class I	4.000	12/01/47	1,140	1,069,692
Presbyterian Sr. Living, Proj., Series B-2, Rfdg.	5.250	07/01/46	1,430	1,529,662
				20,110,384
Puerto Rico 8.0%
Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	4.036(t)	07/01/33	1,826	1,261,802
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,110,528
Restructured, Series A1, GO	4.000	07/01/35	1,129	1,110,029
Restructured, Series A1, GO	4.000	07/01/37	856	846,727
Restructured, Series A1, GO	4.000	07/01/41	1,164	1,107,885
Restructured, Series A1, GO	4.000	07/01/46	1,210	1,153,811
Restructured, Series A1, GO	5.375	07/01/25	617	623,811
Restructured, Series A1, GO	5.625	07/01/27	1,224	1,279,990
Restructured, Series A1, GO	5.625	07/01/29	1,480	1,595,096
Restructured, Series A1, GO	5.750	07/01/31	7,616	8,443,451
Sub. Series Allowed CW, Prifa Rum	0.010(cc)	11/01/51	17,550	9,301,688
Sub. Series CW, NT Claims, CW Gty.	0.010(cc)	11/01/43	4,143	2,578,929
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	560	598,565
San Juan Cruise Terminal Proj., Series A-2, AMT	6.750	01/01/45	1,750	2,090,466
San Juan Cruise Terminal Proj., Series A-3, AMT	6.750	01/01/46	1,515	1,815,405
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.798(t)	07/01/33	1,000	723,845
Restructured, Series A-1, CABS	5.005(t)	07/01/46	61,183	20,817,578
Restructured, Series A-2	4.329	07/01/40	8,229	8,192,232
Restructured, Series A-1, CABS	5.293(t)	07/01/51	16,538	4,114,721
				68,766,559
Rhode Island 0.5%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,369,828

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Carolina 1.8%
Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375%	11/01/49	1,000	$933,849
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	1,675	1,824,620
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	1,500	1,633,805
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Beaufort Mem. Hosp. & South of Board Healthcare Proj.	5.750	11/15/54	2,000	2,152,977
Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,268,377
Novant Hlth. Oblig. Grp., Series A	5.500	11/01/54	2,000	2,224,194
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,469,121
AMT	4.000	07/01/55	2,000	1,973,302

South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Series A	5.500	12/01/54	1,200	1,340,836
				15,821,081
Tennessee 3.0%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Erlanger Hlth., Rfdg.	5.250	12/01/54	2,500	2,732,675
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	2,083,723
Univ. of Tennessee Proj. Series B-1, BAM	5.250	07/01/64	1,500	1,609,489

Shelby Cnty. Hlth. & Edl. Facs. Brd. Rev., Madrone Memphis Student Hsg. I LLC, Univ. Memphis Proj., Series A1, 144A	5.250	06/01/56	2,000	2,056,139
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	916,513
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	500	506,854

Tennessee Energy Acq. Corp. Gas Rev., Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	15,500	15,520,957
				25,426,350
Texas 6.4%
Arlington Higher Ed. Fin. Corp. Rev.,
Basis Texas Chrt. Sch. Inc., 144A	5.000	06/15/64	1,200	1,206,711
Odyssey Academy, Inc. Series A, 144A	6.125	02/15/53	1,500	1,586,656
Series A, Rfdg.	4.000	08/15/41	1,520	1,375,241
Series A, Rfdg.	4.000	08/15/46	2,705	2,335,099

Arlington Higher Edu. Fin. Corp. Rev., Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,250	1,333,214

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

Central Texas Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000%	01/01/41	1,100	$1,091,284
EP Essential Hsg. WF PFC Rev., Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	1,003,849
EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,635	1,627,414
Galveston Wharves & Term. Rev., Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	3,060	3,467,841
Harris Cnty. Indl. Dev. Corp. Rev., Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	1,038,001
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	2,007,633
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,502,621
Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	2,600	2,798,988
Uni. Airlines Inc., Term. Impvt. Proj., Series B, AMT(hh)	5.500	07/15/36	1,600	1,730,589

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,021,409
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev., Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	6,485	6,363,527
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,745,526
Westminster Proj., Rfdg.	4.000	11/01/49	500	439,665
Westminster Proj., Rfdg.	4.000	11/01/55	1,750	1,514,717

Northwest Independent Sch. Dist., Series A, GO, PSFG	5.000	02/15/49	1,000	1,085,930
Port Beaumont Nav. Dist. Facs. Rev., Txbl. Jefferson Gulf Coast Energy Proj., Series B, Rfdg., 144A	10.000	07/01/26	2,000	2,042,654
Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	1,001,040
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,071,439
Texas Muni. Gas Acq. & Sply. Corp. Rev.,
Nat. Gas Util. Imps. (Mandatory put date 01/01/34)	5.000(cc)	01/01/55	2,000	2,170,031
Sr. Lien, Series A	5.250	12/15/26	4,100	4,244,655
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	598,666

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Texas Priv. Activ. Surf. Trans. Corp. Rev., (cont’d.)
Sr. Lien, Rfdg., AMT	5.500%	06/30/41	1,190	$1,272,096

White Settlement Independent Sch. Dist., GO, PSFG	5.000	08/15/55	2,500	2,671,366
				55,347,862
Utah 0.1%
Salt Lake City Arpt. Rev., Series A, AMT	5.000	07/01/47	1,100	1,117,818
Vermont 0.3%
Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/37	1,000	984,734
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,856,680
				2,841,414
Virginia 0.9%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	4.875	07/15/40	1,000	1,038,980
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev., Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	889,580
Virginia Beach Dev. Auth. Rsdl. Care Facs. Rev., Westminster Canterbury on Chesapeake Bay, Series A	7.000	09/01/59	1,500	1,719,501
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,597,925
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., Rfdg., AMT	4.000	01/01/40	1,250	1,237,146
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	1,045,603
				7,528,735
Washington 1.5%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	997,686
Port of Seattle Rev., Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	2,490	2,710,474
Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,100,280
Washington St. Hsg. Fin. Commn. Rev.,
Emerald Heights Proj., Series A, Rfdg.	5.000	07/01/48	1,000	1,041,412

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington (cont’d.)
Washington St. Hsg. Fin. Commn. Rev., (cont’d.)
Radford Court & Nordheim Court Port.	5.500%	07/01/49	3,000	$3,279,958
Social Cert., Series 2021-1, Class A	3.500	12/20/35	1,895	1,777,986
Sustainable Cert., Series 2023-1, Class X	1.493(cc)	04/20/37	21,684	2,244,786
				13,152,582
West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125	01/01/47	1,660	1,501,128
Wisconsin 6.1%
Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., 144A	5.500	12/15/28	5,000	4,996,357
Aurora Integrated Oncology Fndtn., Series A, 144A	9.000	11/01/28	2,600	2,765,889
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	2,285	2,607,330
Bancroft Neurohealth Proj., Series A, 144A	5.000	06/01/26	470	473,900
Bancroft Neurohlth. Proj., Series A, 144A	5.125	06/01/48	1,000	985,553
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,156,613
Class B-1, Series 1, 144A	6.810	04/28/36	2,000	2,065,518
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	894,418
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	1,837,263
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,552,448
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,200	1,184,940
North East Carolina Preparatory Sch., Series A, Rfdg.	5.250	06/15/54	1,000	1,037,089
Rans Bridgewater Proj., 144A	5.625	12/15/30	3,000	3,004,070
Rans Elevon Proj., 144A	5.000	07/15/30	1,200	1,224,307
Rans Mayfair Proj., Series A4, 144A	5.500	11/15/32	1,500	1,479,675
Signorelli Proj., 144A	5.375	12/15/32	2,625	2,627,153
Sr. Lien, Puerto Rico Toll Roads Monetization Proj., Series A, AMT	5.750	07/01/49	2,500	2,725,226
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38(d)	1,750	787,500
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48(d)	3,000	1,350,000
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,501,227
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	575	575,423
Tax Alloc., Miami Worldctr. Proj., Series A, 144A	5.000	06/01/41	1,000	1,036,830
The Meadows Proj., 144A	5.750	12/15/33	1,500	1,484,326
Txbl. Million Air Three LLC, Cinderella Bond (Convert to Fixed on 04/01/25), 144A(hh)	9.750	09/01/54	2,500	2,653,346
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,313,048
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,607,471

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science and Protective Med. Collaboration, Inc. Proj., 144A	5.000%	08/01/27	1,400	$1,424,043
Hope Christian Schs.	4.000	12/01/51	1,000	754,279
Hope Christian Schs.	4.000	12/01/56	3,100	2,255,201
Marshfield Clinic Hlth. Sys. Inc., Sereis A	5.500	02/15/54	3,000	3,342,861
				52,703,304

Total Municipal Bonds (cost $818,955,311)				817,733,681
U.S. Treasury Obligation(k) 0.1%
U.S. Treasury Notes (cost $896,156)	3.500	09/30/26	905	894,041

	Shares
Unaffiliated Exchange-Traded Funds 2.8%
iShares National Muni Bond ETF	99,998	10,853,783
VanEck High Yield Muni ETF	247,639	13,087,721

Total Unaffiliated Exchange-Traded Funds (cost $22,959,447)				23,941,504

Total Long-Term Investments (cost $842,810,914)				842,569,226

Short-Term Investment 2.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $20,142,967)(wb)		20,142,967	20,142,967

TOTAL INVESTMENTS 100.1% (cost $862,953,881)				862,712,193
Liabilities in excess of other assets(z) (0.1)%				(1,249,488)

Net Assets 100.0%				$861,462,705

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETF—Exchange-Traded Fund
GO—General Obligation
PFC—Public Facility Corporation
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding
WF—Wells Fargo Bank, N.A.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $876,640 and 0.1% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
5	2 Year U.S. Treasury Notes	Mar. 2025	$1,030,547	$(2,825)
25	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	3,179,687	(107,068)
				$(109,893)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).